Discontinued operation - Discontinued operation cash flows (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022
Discontinued operation
Net cash used in operating activities		$ (47,630)
Net cash provided by investing activities		10,149
Net cash provided by financing activities		$ 20,484
Discontinued Operations | China Mainland Business
Discontinued operation
Net cash used in operating activities	$ (47,630)
Net cash provided by investing activities	10,149
Net cash provided by financing activities	$ 20,484